Loans, Net - Schedule of Maturity Dates of Outstanding Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Maturity Dates of Outstanding Loans [Abstract]
First year (current maturities)	$ 250	$ 330
Second year		170
Closing balance	$ 250	$ 500	$ 717